Other Financial Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Financial Assets
8.	Other Financial Assets
Other financial assets as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Current
Derivatives assets	￦	47,288	47,541
Debt securities		2,987	342,371
Deposit instruments(*1,2)		1,931,518	1,744,895
Short-term financial instruments(*2)		6,099,303	6,861,242

	￦	8,081,096	8,996,049

Non-current
Derivatives assets	￦	1,795	64,737
Equity securities(*3)		1,238,630	1,204,902
Debt securities		34,327	22,380
Other securities(*3)		338,106	343,183
Deposit instruments(*2)		35,040	34,187

	￦	1,647,898	1,669,389

(*1)	As of December 31, 2018 and 2019, ￦ 5,715 million and ￦ 4,524 million, respectively, are restricted for the use in a government project.
(*2)
As of December 31, 2018 and 2019, financial instruments amounting to
￦
73,935 million and
￦
73,525 million, respectively, are restricted in use in relation to financial arrangements, provision as collateral and others.

(*3)	As of December 31, 2018 and 2019, ￦ 115,431 million and ￦ 109,395 million of equity and other securities, respectively, have been provided as collateral for borrowings, construction projects and others.